Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements Of Operations
Sales		$ 125,000
Costs of Goods Sold		65,446
Gross Margin		59,554
Revenue from research and development		150,000
Sublicensing fee revenue	19,200	14,400
Total Revenues	19,200	223,954
Expenses:
Research and development costs	825,504	359,463
General and administrative expenses	3,332,205	2,090,198
Depreciation and amortization	65,509	69,891
Total expenses	4,223,218	2,519,552
Loss from Operations	(4,204,018)	(2,295,598)
Other Income (Expense):
Decrease (Increase) in estimated fair value of embedded derivative liabilities	130,146	(165,472)
Other income	60,000
Total other income (expense)	190,146	(165,472)
Interest expense, net	(516,211)	(530,495)
Loss Before Income Taxes	(4,530,083)	(2,991,565)
Provision for income taxes
Net Loss	$ (4,530,083)	$ (2,991,565)
Basic net loss per share	$ (0.01)	$ (0.01)
Basic weighted average shares outstanding	302,946,983	280,953,780
Diluted net loss per share	$ (0.01)	$ (0.01)
Diluted weighted average shares outstanding	302,946,983	280,953,780